PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,780	$ 11,143	$ 10,749	$ 10,749
Property, plant and equipment, weighted average capitalised interest rate	3.90%	4.00%
Proceeds on disposition	$ (25)	$ (74)
Gain on disposition of property, plant and equipment	(16)	(49)
Property, plant and equipment, assets retired from active use and not classified as held for sale	943	1,136
Construction in progress (not yet in service)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,339	1,076
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	697	693		$ 687
Disposals, property, plant and equipment	$ 9	$ 25